PRIVATE PLACEMENT	12 Months Ended
Dec. 31, 2022
Pono Capital Corp [Member]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Following the closing of the Initial Public Offering and the sale of the Over-allotment Option Units, the Sponsor purchased an aggregate of 521,675 Placement Units at a price of $10.00 per Placement Unit for an aggregate purchase price of $5,216,750.

On August 10, 2022, the Company received $1,150,000 in funding from Mehana Capital LLC (“Mehana Capital”), an affiliate of the Sponsor to extend the Combination Period for an additional three months (the “August Extension”), as described in Note 1. Mehana Capital purchased an aggregate of 115,000 Placement Units of the Company, each unit consists of one share of Class A common stock, $0.000001 par value per share, and three-quarters of one warrant, each whole Placement Warrant (as defined below) entitling the holder thereof to purchase one share of Class A Common Stock at an exercise price of $11.50 per share, creating proceeds to the Company of $1,150,000 which was deposited into the trust account.

On November 9, 2022, the Company received an additional $1,150,000 in funding, of which $575,000 was from Mehana Capital and $575,000 was from AERWINS, to further extend the Combination Period for an additional three months to February 13, 2023 (the “November Extension”), as described in Note 1. Mehana Capital purchased an additional 57,500 Placement Units and AERWINS purchased 57,500 Placement Units, creating proceeds to the Company of $1,150,000 which was deposited into the trust account as further described in the Form 8-K filed with the SEC on November 10, 2022. Each unit consists of one share of Class A common stock, $0.000001 par value per share, and three-quarters of one warrant, each whole Placement Warrant (as defined below) entitling the holder thereof to purchase one share of Class A Common Stock at an exercise price of $11.50 per share.

The proceeds from the sale of the Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. The Placement Units are identical to the Units sold in the Initial Public Offering, except for the placement warrants (“Placement Warrants”), as described in Note 7. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Placement Warrants will expire worthless.